VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.7%
BASIC MATERIALS — 5.6%
AdvanSix, Inc.	3,982	$151,396
Alcoa Corp.	1,805	82,073
American Vanguard Corp.	7,930	172,160
Arconic Corp.*	4,982	105,419
Ashland, Inc.	860	92,476
ATI, Inc.*	14,973	447,094
Avient Corp.	2,490	84,062
Cabot Corp.	3,538	236,480
Carpenter Technology Corp.	8,357	308,708
Century Aluminum Co.*	3,640	29,775
Chemours Co.	1,148	35,152
Clearwater Paper Corp.*	3,015	113,997
Coeur Mining, Inc.*	19,140	64,310
Commercial Metals Co.	28,130	1,358,679
Ecovyst, Inc.*	7,110	62,995
Element Solutions, Inc.	50,030	910,046
H.B. Fuller Co.	3,172	227,179
Hawkins, Inc.	1,040	40,144
Haynes International, Inc.	3,980	181,846
Hecla Mining Co.	93,858	521,850
Huntsman Corp.	12,705	349,133
Innospec, Inc.	940	96,688
Intrepid Potash, Inc.*	1,720	49,656
Kaiser Aluminum Corp.	1,053	79,986
Koppers Holdings, Inc.	2,251	63,478
Kronos Worldwide, Inc.	1,790	16,826
Mercer International, Inc.	14,440	168,082
Minerals Technologies, Inc.	5,510	334,567
Nexa Resources S.A.	4,350	26,230
Olin Corp.	13,755	728,190
Orion Engineered Carbons S.A.	3,970	70,706
Quaker Chemical Corp.	487	81,280
Rayonier Advanced Materials, Inc.*	18,155	174,288
Resolute Forest Products, Inc.*	12,820	276,784
Schnitzer Steel Industries, Inc. - Class A	3,746	114,815
Stepan Co.	2,210	235,277
Sylvamo Corp.	1,700	82,603
Trinseo PLC	3,270	74,262
Tronox Holdings PLC	22,725	311,560
United States Steel Corp.	31,655	792,958
Valvoline, Inc.	1,030	33,629
		9,386,839
COMMUNICATIONS — 1.8%
A10 Networks, Inc.	1,030	17,129
ATN International, Inc.	2,189	99,184
Aviat Networks, Inc.*	1,080	33,685
Calix, Inc.*	2,160	147,809
CarParts.com, Inc.*	6,990	43,757
Cars.com, Inc.*	8,715	120,006
Consolidated Communications Holdings, Inc.*	4,180	14,964
DHI Group, Inc.*	5,380	28,460
EchoStar Corp. - Class A*	2,830	47,204
Entravision Communications Corp. - Class A	7,065	33,912
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ePlus, Inc.*	990	$43,837
EW Scripps Co. - Class A*	15,216	200,699
Gannett Co., Inc.*	9,604	19,496
Gray Television, Inc.	17,520	196,049
HealthStream, Inc.*	1,470	36,515
IDT Corp. - Class B*	920	25,916
iHeartMedia, Inc.*	2,440	14,957
InterDigital, Inc.	650	32,162
Iridium Communications, Inc.*	5,660	290,924
Lands’ End, Inc.*	1,880	14,269
Liberty Latin America Ltd. - Class A*	2,120	15,964
Maxar Technologies, Inc.	3,570	184,712
NETGEAR, Inc.*	3,100	56,141
Nexstar Media Group, Inc.	290	50,759
Poshmark, Inc. - Class A*	6,721	120,171
Preformed Line Products Co.	310	25,820
QuinStreet, Inc.*	5,090	73,042
Saga Communications, Inc. - Class A	1,830	43,188
Scholastic Corp.	9,320	367,767
Spok Holdings, Inc.	4,120	33,743
Stagwell, Inc.*	2,060	12,793
TEGNA, Inc.	11,350	240,506
Telephone and Data Systems, Inc.	7,180	75,318
United States Cellular Corp.*	1,780	37,113
Viasat, Inc.*	4,926	155,908
World Wrestling Entertainment, Inc. - Class A	630	43,168
Ziff Davis, Inc.*	490	38,759
		3,035,806
CONSUMER, CYCLICAL — 14.9%
Abercrombie & Fitch Co. - Class A*	7,765	177,896
Academy Sports & Outdoors, Inc.	9,373	492,457
Acushnet Holdings Corp.	1,865	79,188
Adient PLC*	3,580	124,190
A-Mark Precious Metals, Inc.	1,960	68,071
American Axle & Manufacturing Holdings, Inc.*	15,900	124,338
American Eagle Outfitters, Inc.	20,252	282,718
Asbury Automotive Group, Inc.*	1,145	205,241
AutoNation, Inc.*	5,132	550,664
Bassett Furniture Industries, Inc.	3,140	54,573
Beacon Roofing Supply, Inc.*	13,140	693,661
Beazer Homes USA, Inc.*	1,280	16,333
Big Lots, Inc.	2,830	41,601
BJ’s Restaurants, Inc.*	2,701	71,252
Bloomin’ Brands, Inc.	2,033	40,904
BlueLinx Holdings, Inc.*	310	22,044
Boyd Gaming Corp.	1,095	59,710
Buckle, Inc.	2,760	125,166
Build-A-Bear Workshop, Inc.*	1,970	46,965
Caleres, Inc.	7,273	162,042
Canterbury Park Holding Corp.	760	23,758
Capri Holdings Ltd.*	2,740	157,057
Carter’s, Inc.	1,130	84,309
Cato Corp. - Class A	2,030	18,940

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Century Communities, Inc.	9,072	$453,691
Chico’s FAS, Inc.*	3,530	17,368
Chuy’s Holdings, Inc.*	2,220	62,826
Citi Trends, Inc.*	610	16,153
Commercial Vehicle Group, Inc.*	2,730	18,591
Conn’s, Inc.*	2,390	16,443
Container Store Group, Inc.*	2,930	12,628
Crocs, Inc.*	1,445	156,681
Daktronics, Inc.*	13,700	38,634
Dana, Inc.	21,256	321,603
Dave & Buster’s Entertainment, Inc.*	484	17,153
Destination XL Group, Inc.*	4,850	32,738
Dick’s Sporting Goods, Inc.	3,030	364,479
Dillard’s, Inc. - Class A1	3,447	1,114,070
Dorman Products, Inc.*	550	44,479
Ethan Allen Interiors, Inc.	6,250	165,125
EVI Industries, Inc.*	1,320	31,508
FirstCash Holdings, Inc.	632	54,927
Five Below, Inc.*	340	60,136
Foot Locker, Inc.	12,510	472,753
Forestar Group, Inc.*	2,210	34,056
Fox Factory Holding Corp.*	880	80,282
Full House Resorts, Inc.*	4,510	33,915
Gap, Inc.	13,256	149,528
Genesco, Inc.*	1,940	89,279
G-III Apparel Group Ltd.*	9,100	124,761
GMS, Inc.*	8,310	413,838
Goodyear Tire & Rubber Co.*	41,566	421,895
Green Brick Partners, Inc.*	4,668	113,106
Group 1 Automotive, Inc.	3,734	673,502
Guess?, Inc.	11,250	232,762
H&E Equipment Services, Inc.	4,365	198,171
Hamilton Beach Brands Holding Co. - Class A	2,891	35,819
Haverty Furniture Cos., Inc.	3,390	101,361
Hawaiian Holdings, Inc.*	1,952	20,028
Hibbett, Inc.	1,470	100,283
Hooker Furnishings Corp.	1,980	37,026
IMAX Corp.*	1,530	22,430
Interface, Inc.	1,260	12,436
iRobot Corp.*	770	37,060
Johnson Outdoors, Inc. - Class A	720	47,606
KAR Auction Services, Inc.*	10,324	134,728
KB Home	4,050	128,993
Kontoor Brands, Inc.	480	19,195
La-Z-Boy, Inc.	6,060	138,289
LGI Homes, Inc.*	926	85,748
Life Time Group Holdings, Inc.*	2,660	31,814
Lifetime Brands, Inc.	2,090	15,863
Light & Wonder, Inc.*	2,732	160,095
M/I Homes, Inc.*	4,285	197,881
Macy’s, Inc.	23,467	484,594
Madison Square Garden Entertainment Corp.*	660	29,680
Malibu Boats, Inc. - Class A*	975	51,968
Marcus Corp.	1,660	23,887
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
MarineMax, Inc.*	2,840	$88,665
Marriott Vacations Worldwide Corp.	2,670	359,355
MDC Holdings, Inc.	6,693	211,499
Meritage Homes Corp.*	6,376	587,867
Methode Electronics, Inc.	3,040	134,885
Miller Industries, Inc.	2,765	73,715
Motorcar Parts of America, Inc.*	3,680	43,645
Movado Group, Inc.	4,990	160,928
MRC Global, Inc.*	6,980	80,828
Murphy USA, Inc.	900	251,586
National Vision Holdings, Inc.*	3,730	144,575
Nu Skin Enterprises, Inc. - Class A	1,980	83,477
ODP Corp.*	12,650	576,081
Oxford Industries, Inc.	1,590	148,156
Papa John’s International, Inc.	430	35,393
Patrick Industries, Inc.	1,250	75,750
PC Connection, Inc.	4,362	204,578
Penn Entertainment, Inc.*	522	15,503
Penske Automotive Group, Inc.	8,340	958,516
PriceSmart, Inc.	1,270	77,191
PVH Corp.	4,477	316,031
RCI Hospitality Holdings, Inc.	1,190	110,896
Resideo Technologies, Inc.*	14,460	237,867
REV Group, Inc.	9,070	114,463
Rocky Brands, Inc.	1,750	41,335
Rush Enterprises, Inc. - Class A	9,615	502,672
Rush Enterprises, Inc. - Class B	4,575	257,435
ScanSource, Inc.*	3,590	104,900
SeaWorld Entertainment, Inc.*	680	36,387
Shoe Carnival, Inc.	4,490	107,356
Signet Jewelers Ltd.	5,721	389,028
Skechers USA, Inc. - Class A*	3,600	151,020
SkyWest, Inc.*	8,065	133,153
Sonic Automotive, Inc. - Class A	4,710	232,062
Sonos, Inc.*	2,150	36,335
Spirit Airlines, Inc.*	13,355	260,155
Sportsman’s Warehouse Holdings, Inc.*	3,460	32,559
Standard Motor Products, Inc.	1,390	48,372
Steelcase, Inc. - Class A	9,915	70,099
Superior Industries International, Inc.*	4,420	18,652
Tapestry, Inc.	2,140	81,491
Taylor Morrison Home Corp.*	23,773	721,511
Texas Roadhouse, Inc.	550	50,023
Thor Industries, Inc.	3,280	247,607
Tilly’s, Inc. - Class A*	3,030	27,422
Titan International, Inc.*	1,310	20,069
Titan Machinery, Inc.*	8,300	329,759
Toll Brothers, Inc.	3,140	156,749
Topgolf Callaway Brands Corp.*	2,480	48,980
TravelCenters of America, Inc.*	2,060	92,247
Tri Pointe Homes, Inc.*	23,150	430,358
Under Armour, Inc. - Class A*	11,800	119,888
UniFirst Corp.	600	115,794
Univar Solutions, Inc.*	10,790	343,122
Urban Outfitters, Inc.*	9,093	216,868
Veritiv Corp.	3,443	419,048

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Vista Outdoor, Inc.*	5,700	$138,909
VSE Corp.	1,160	54,381
Wabash National Corp.	7,270	164,302
WESCO International, Inc.*	10,108	1,265,522
Wingstop, Inc.	180	24,772
Winmark Corp.	230	54,241
Winnebago Industries, Inc.	4,045	213,171
World Fuel Services Corp.	9,090	248,430
Zumiez, Inc.*	4,710	102,395
		24,876,972
CONSUMER, NON-CYCLICAL — 10.9%
Aaron’s Co., Inc.	3,340	39,913
ABM Industries, Inc.	12,435	552,363
Acacia Research Corp.*	6,260	26,355
Acadia Healthcare Co., Inc.*	16,175	1,331,526
ACCO Brands Corp.	13,780	77,030
AdaptHealth Corp.*	2,430	46,705
Addus HomeCare Corp.*	780	77,602
Adtalem Global Education, Inc.*	12,190	432,745
Allakos, Inc.*	7,630	64,245
American Public Education, Inc.*	3,300	40,557
Andersons, Inc.	7,070	247,379
AngioDynamics, Inc.*	5,530	76,148
ANI Pharmaceuticals, Inc.*	1,450	58,333
Anika Therapeutics, Inc.*	1,700	50,320
API Group Corp.*	1,140	21,443
Assertio Holdings, Inc.*	12,330	53,019
Avanos Medical, Inc.*	810	21,919
Avidity Biosciences, Inc.*	3,630	80,550
BGSF, Inc.	1,690	25,891
Bioxcel Therapeutics, Inc.*	1,780	38,234
BrightView Holdings, Inc.*	2,580	17,776
Brookdale Senior Living, Inc.*	15,305	41,783
Cabaletta Bio, Inc.*[1]	4,690	43,382
Cal-Maine Foods, Inc.	1,913	104,163
Castle Biosciences, Inc.*	1,480	34,839
Catalyst Pharmaceuticals, Inc.*	1,450	26,970
CBIZ, Inc.*	11,660	546,271
Central Garden & Pet Co. - Class A*	6,990	250,242
Chefs’ Warehouse, Inc.*	960	31,949
ChromaDex Corp.*	13,630	22,898
Coca-Cola Consolidated, Inc.	290	148,584
Community Health Systems, Inc.*	16,690	72,101
Coty, Inc. - Class A*	8,048	68,891
CRA International, Inc.	1,510	184,869
Cross Country Healthcare, Inc.*	1,400	37,198
CVRx, Inc.*	3,340	61,289
Cytokinetics, Inc.*	820	37,572
Edgewell Personal Care Co.	8,160	314,486
Embecta Corp.	500	12,645
Emergent BioSolutions, Inc.*	2,064	24,376
Ennis, Inc.	5,900	130,744
Ensign Group, Inc.	920	87,041
Flowers Foods, Inc.	1,810	52,019
FONAR Corp.*	1,120	18,760
Frequency Therapeutics, Inc.*	9,690	37,307
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Fresh Del Monte Produce, Inc.	11,020	$288,614
FTI Consulting, Inc.*	650	103,220
Fulgent Genetics, Inc.*	530	15,783
Graham Holdings Co. - Class B	570	344,400
Grand Canyon Education, Inc.*	840	88,754
Green Dot Corp. - Class A*	1,220	19,300
Haemonetics Corp.*	651	51,201
Halozyme Therapeutics, Inc.*	1,539	87,569
Healthcare Services Group, Inc.	1,911	22,932
Heidrick & Struggles International, Inc.	2,325	65,030
Herc Holdings, Inc.	1,653	217,485
Hostess Brands, Inc.*	24,230	543,721
Huron Consulting Group, Inc.*	2,590	188,034
ICF International, Inc.	3,433	340,039
Immunovant, Inc.*	1,790	31,773
Ingles Markets, Inc. - Class A	5,997	578,471
Ingredion, Inc.	540	52,882
Innoviva, Inc.*	1,040	13,780
Insperity, Inc.	840	95,424
Integer Holdings Corp.*	4,160	284,794
iTeos Therapeutics, Inc.*	770	15,038
John B Sanfilippo & Son, Inc.	850	69,122
KalVista Pharmaceuticals, Inc.*	4,680	31,637
Kelly Services, Inc. - Class A	5,140	86,866
Korn Ferry	7,665	388,002
Lancaster Colony Corp.	130	25,649
Larimar Therapeutics, Inc.*	3,570	14,744
Laureate Education, Inc.	12,050	115,921
Lifecore Biomedical, Inc.*	1,340	8,683
Ligand Pharmaceuticals, Inc.*	1,260	84,168
LiveRamp Holdings, Inc.*	3,989	93,502
ManpowerGroup, Inc.	990	82,378
Medpace Holdings, Inc.*	510	108,329
Meridian Bioscience, Inc.*	2,670	88,671
Mission Produce, Inc.*	2,140	24,867
Monro, Inc.	1,452	65,630
Monte Rosa Therapeutics, Inc.*	1,680	12,785
National HealthCare Corp.	2,250	133,875
National Research Corp.	3,800	141,740
Natural Grocers by Vitamin Cottage, Inc.[1]	2,730	24,952
NeoGenomics, Inc.*	4,330	40,009
OmniAb, Inc - Earnout Shares[2]	477	—
OmniAb, Inc - Earnout Shares[2]	477	—
OmniAb, Inc.*	6,174	22,227
OraSure Technologies, Inc.*	6,890	33,210
Orthofix Medical, Inc.*	2,350	48,245
Owens & Minor, Inc.	5,020	98,041
Patterson Cos., Inc.	3,095	86,753
Pediatrix Medical Group, Inc.*	2,863	42,544
Perdoceo Education Corp.*	9,170	127,463
Performant Financial Corp.*	12,430	44,872
Pilgrim’s Pride Corp.*	3,110	73,800
Poseida Therapeutics, Inc.*	8,990	47,647
Post Holdings, Inc.*	1,880	169,689
Premier, Inc. - Class A	1,320	46,174
Prestige Consumer Healthcare, Inc.*	6,885	431,001

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Quad/Graphics, Inc.*	8,410	$34,313
Quanex Building Products Corp.	7,975	188,848
Quanterix Corp.*	2,560	35,456
REGENXBIO, Inc.*	2,932	66,498
Rent-A-Center, Inc.	1,570	35,404
Repay Holdings Corp.*	4,050	32,603
Reynolds Consumer Products, Inc.	591	17,718
SEACOR Marine Holdings, Inc.*	2,520	23,083
Select Medical Holdings Corp.	2,524	62,671
Seneca Foods Corp. - Class A*	2,340	142,623
Simply Good Foods Co.*	860	32,706
Singular Genomics Systems, Inc.*	7,430	14,934
SpartanNash Co.	11,853	358,435
Sprouts Farmers Market, Inc.*	4,288	138,803
Strategic Education, Inc.	1,640	128,445
Stride, Inc.*	9,295	290,748
Supernus Pharmaceuticals, Inc.*	4,153	148,138
Tactile Systems Technology, Inc.*	5,990	68,765
Textainer Group Holdings Ltd.	11,095	344,056
TreeHouse Foods, Inc.*	5,067	250,208
Triton International Ltd.	17,455	1,200,555
TrueBlue, Inc.*	5,620	110,040
United Natural Foods, Inc.*	17,993	696,509
Universal Corp.	400	21,124
V2X, Inc.*	760	31,380
Vanda Pharmaceuticals, Inc.*	4,880	36,063
Varex Imaging Corp.*	2,920	59,276
Veracyte, Inc.*	2,203	52,277
Village Super Market, Inc. - Class A	2,780	64,746
Vintage Wine Estates, Inc.*	7,470	24,352
Vivint Smart Home, Inc.*	2,540	30,226
Weis Markets, Inc.	7,909	650,832
WillScot Mobile Mini Holdings Corp.*	16,184	731,031
Xencor, Inc.*	1,840	47,914
Zimvie, Inc.*	3,680	34,371
		18,337,023
ENERGY — 10.8%
Adams Resources & Energy, Inc.	1,150	44,758
Alpha Metallurgical Resources, Inc.	1,658	242,715
Antero Midstream Corp.	9,560	103,152
Antero Resources Corp.*	27,832	862,514
APA Corp.	4,350	203,058
Arch Resources, Inc.	2,390	341,268
Archrock, Inc.	23,030	206,809
Berry Corp.	2,115	16,920
Bristow Group, Inc.*	2,230	60,500
ChampionX Corp.	3,890	112,771
Chesapeake Energy Corp.	3,645	343,979
Chord Energy Corp.	5,281	722,494
Civeo Corp.*	670	20,837
Civitas Resources, Inc.	8,799	509,726
CNX Resources Corp.*	31,011	522,225
Comstock Resources, Inc.	11,463	157,158
CONSOL Energy, Inc.	8,361	543,465
CVR Energy, Inc.	5,666	177,572
Delek U.S. Holdings, Inc.	4,316	116,532
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Denbury, Inc.*	1,516	$131,922
Devon Energy Corp.	8,095	497,923
Diamond Offshore Drilling, Inc.*	1,800	18,720
Diamondback Energy, Inc.	2,819	385,583
Dril-Quip, Inc.*	3,480	94,552
EnLink Midstream LLC	37,282	458,569
EQT Corp.	10,869	367,698
Equitrans Midstream Corp.	17,398	116,567
Excelerate Energy, Inc. - Class A	1,070	26,804
Expro Group Holdings N.V.*	4,505	81,676
FutureFuel Corp.	7,600	61,788
Golar LNG Ltd.*	2,905	66,205
Green Plains, Inc.*	5,094	155,367
Helix Energy Solutions Group, Inc.*	24,350	179,703
Helmerich & Payne, Inc.	18,269	905,594
HF Sinclair Corp.	2,665	138,287
KLX Energy Services Holdings, Inc.*	2,840	49,160
Kosmos Energy Ltd.*	9,936	63,193
Matador Resources Co.	14,435	826,259
Murphy Oil Corp.	33,835	1,455,243
Nabors Industries Ltd.*	1,018	157,658
NACCO Industries, Inc. - Class A	940	35,720
National Energy Services Reunited Corp.*	4,950	34,353
Newpark Resources, Inc.*	15,505	64,346
Nine Energy Service, Inc.*	3,570	51,872
Noble Corp. PLC*	1,402	52,869
Northern Oil and Gas, Inc.	674	20,773
NOV, Inc.	14,330	299,354
NOW, Inc.*[1]	14,795	187,896
Oceaneering International, Inc.*	4,850	84,827
Oil States International, Inc.*	17,205	128,349
Patterson-UTI Energy, Inc.	25,683	432,502
PBF Energy, Inc. - Class A	23,447	956,169
PDC Energy, Inc.	15,540	986,479
Peabody Energy Corp.*	18,843	497,832
Permian Resources Corp.	24,836	233,458
Pioneer Natural Resources Co.	908	207,378
ProPetro Holding Corp.*	13,000	134,810
Ramaco Resources, Inc.	4,300	37,797
Range Resources Corp.	4,526	113,241
REX American Resources Corp.*	1,500	47,790
Riley Exploration Permian, Inc.[1]	670	19,718
RPC, Inc.	7,310	64,986
SandRidge Energy, Inc.*	2,136	36,376
Select Energy Services, Inc. - Class A	13,790	127,420
Sitio Royalties Corp. - Class A	895	25,823
SM Energy Co.	7,722	268,957
SunCoke Energy, Inc.	24,340	210,054
Talos Energy, Inc.*	7,338	138,541
Targa Resources Corp.	4,100	301,350
TechnipFMC PLC*	8,650	105,444
Tidewater, Inc.*	3,030	111,655
Transocean Ltd.*	15,890	72,458
U.S. Silica Holdings, Inc.*	9,189	114,862
Valaris Ltd.*	280	18,934

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Warrior Met Coal, Inc.	8,065	$279,372
		18,050,689
FINANCIAL — 27.6%
1st Source Corp.	4,832	256,531
Air Lease Corp.	22,794	875,745
Amalgamated Financial Corp.	3,590	82,714
Ambac Financial Group, Inc.*	6,390	111,442
Amerant Bancorp, Inc.	2,790	74,884
American Equity Investment Life Holding Co.	30,682	1,399,713
American National Bankshares, Inc.	1,050	38,777
Ameris Bancorp	5,646	266,152
AMERISAFE, Inc.	2,040	106,019
Anywhere Real Estate, Inc.*	13,110	83,773
Argo Group International Holdings Ltd.	8,248	213,211
Associated Banc-Corp	27,365	631,858
Assured Guaranty Ltd.	8,508	529,708
Atlantic Union Bankshares Corp.	14,623	513,852
Axis Capital Holdings Ltd.	6,755	365,918
Axos Financial, Inc.*	4,770	182,309
Banc of California, Inc.	11,460	182,558
BancFirst Corp.	994	87,651
Bancorp, Inc.*	3,567	101,231
Bank of Marin Bancorp	990	32,551
Bank of NT Butterfield & Son Ltd.	1,180	35,176
Bank OZK	12,739	510,324
Bank7 Corp.	770	19,712
BankFinancial Corp.	3,130	32,959
BankUnited, Inc.	11,063	375,810
Bankwell Financial Group, Inc.	515	15,156
Banner Corp.	7,600	480,320
Bar Harbor Bankshares	2,360	75,614
BCB Bancorp, Inc.	3,960	71,240
Berkshire Hills Bancorp, Inc.	8,586	256,721
Blucora, Inc.*	6,640	169,519
Bread Financial Holdings, Inc.	2,360	88,878
Bridgewater Bancshares, Inc.*	1,870	33,174
Brighthouse Financial, Inc.*	9,179	470,607
Brookline Bancorp, Inc.	10,365	146,665
Business First Bancshares, Inc.	1,320	29,225
Byline Bancorp, Inc.	2,860	65,694
C&F Financial Corp.	570	33,214
Cadence Bank	16,541	407,901
Camden National Corp.	691	28,808
Capital City Bank Group, Inc.	1,310	42,575
Capitol Federal Financial, Inc.	7,820	67,643
Carter Bankshares, Inc.*	1,610	26,710
Cathay General Bancorp	8,740	356,505
Central Pacific Financial Corp.	1,380	27,986
Central Valley Community Bancorp	1,800	38,124
Chemung Financial Corp.	680	31,192
City Holding Co.	1,969	183,294
CNB Financial Corp.	2,560	60,902
CNO Financial Group, Inc.	27,099	619,212
Columbia Banking System, Inc.	3,430	103,346
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Bank System, Inc.	3,112	$195,900
Community Trust Bancorp, Inc.	1,470	67,517
ConnectOne Bancorp, Inc.	6,500	157,365
Consumer Portfolio Services, Inc.*	2,737	24,222
Cowen, Inc. - Class A	6,900	266,478
CrossFirst Bankshares, Inc.*	1,140	14,147
Customers Bancorp, Inc.*	6,645	188,319
CVB Financial Corp.	9,500	244,625
Dime Community Bancshares, Inc.	5,499	175,033
Donegal Group, Inc. - Class A	1,421	20,178
Eagle Bancorp, Inc.	1,547	68,176
eHealth, Inc.*	5,500	26,620
Employers Holdings, Inc.	7,089	305,749
Enact Holdings, Inc.	2,253	54,342
Encore Capital Group, Inc.*	4,380	209,977
Enova International, Inc.*	3,015	115,686
Enstar Group Ltd.*	1,260	291,110
Enterprise Bancorp, Inc.	980	34,594
Enterprise Financial Services Corp.	3,205	156,917
Equity Bancshares, Inc. - Class A	750	24,503
Esquire Financial Holdings, Inc.	959	41,486
ESSA Bancorp, Inc.	1,880	39,236
Essent Group Ltd.	4,027	156,570
EZCORP, Inc. - Class A*	9,420	76,773
Federal Agricultural Mortgage Corp. - Class C	1,238	139,535
Financial Institutions, Inc.	3,770	91,837
First BanCorp/Puerto Rico	64,240	817,133
First Bancorp/Southern Pines NC	2,224	95,276
First Bancshares, Inc.	566	18,118
First Bank/Hamilton NJ	1,170	16,099
First Busey Corp.	5,489	135,688
First Business Financial Services, Inc.	1,320	48,246
First Citizens BancShares, Inc. - Class A	118	89,486
First Commonwealth Financial Corp.	18,870	263,614
First Community Bankshares, Inc.	1,750	59,325
First Financial Bancorp	17,283	418,767
First Financial Bankshares, Inc.	1,873	64,431
First Financial Corp.	1,821	83,912
First Financial Northwest, Inc.	2,600	38,948
First Foundation, Inc.	3,480	49,868
First Horizon Corp.	19,892	487,354
First Internet Bancorp	650	15,782
First Interstate BancSystem, Inc. - Class A	8,936	345,376
First Merchants Corp.	6,962	286,208
First Mid Bancshares, Inc.	732	23,483
Five Star Bancorp	660	17,978
Flushing Financial Corp.	4,110	79,652
FNB Corp.	33,797	441,051
FRP Holdings, Inc.*	1,070	57,630
Fulton Financial Corp.	40,731	685,503
Genworth Financial, Inc. - Class A*	101,308	535,919
Glacier Bancorp, Inc.	3,330	164,569
Great Southern Bancorp, Inc.	1,415	84,178
Guaranty Bancshares, Inc.	860	29,790

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Hancock Whitney Corp.	15,663	$757,933
Hanmi Financial Corp.	9,080	224,730
Hanover Insurance Group, Inc.	1,150	155,399
HarborOne Bancorp, Inc.	1,720	23,908
Heartland Financial USA, Inc.	5,040	234,965
Heritage Commerce Corp.	6,040	78,520
Heritage Financial Corp.	1,618	49,576
Hilltop Holdings, Inc.	9,967	299,110
Home Bancorp, Inc.	940	37,628
HomeStreet, Inc.	6,330	174,581
HomeTrust Bancshares, Inc.	1,340	32,388
Hope Bancorp, Inc.	19,307	247,323
Horace Mann Educators Corp.	13,271	495,937
Horizon Bancorp, Inc.	3,741	56,414
Howard Hughes Corp.*	3,135	239,577
Huntington Bancshares, Inc.	5,554	78,311
Independent Bank Corp.	2,580	61,714
Independent Bank Corp.	1,175	99,205
Independent Bank Group, Inc.	6,955	417,856
International Bancshares Corp.	11,895	544,315
International Money Express, Inc.*	1,498	36,506
Invesco Ltd.	2,240	40,298
Investors Title Co.	170	25,084
Jackson Financial, Inc. - Class A	7,673	266,944
Janus Henderson Group PLC	3,965	93,257
Kearny Financial Corp.	9,692	98,374
Kemper Corp.	6,014	295,889
Kinsale Capital Group, Inc.	100	26,152
Lakeland Bancorp, Inc.	12,605	221,974
Lakeland Financial Corp.	1,643	119,890
LCNB Corp.	1,420	25,560
Legacy Housing Corp.*	3,270	61,999
LPL Financial Holdings, Inc.	240	51,881
Luther Burbank Corp.	1,110	12,332
Marcus & Millichap, Inc.	960	33,072
MBIA, Inc.*	3,030	38,936
McGrath RentCorp	3,825	377,680
Mercantile Bank Corp.	1,560	52,229
Merchants Bancorp	1,630	39,642
Meridian Corp.	1,190	36,045
Metrocity Bankshares, Inc.	1,580	34,175
Metropolitan Bank Holding Corp.*	810	47,523
MGIC Investment Corp.	24,700	321,100
Middlefield Banc Corp.	1,400	38,360
Midland States Bancorp, Inc.	3,660	97,429
MidWestOne Financial Group, Inc.	1,400	44,450
Mr Cooper Group, Inc.*	13,522	542,638
National Bank Holdings Corp. - Class A	810	34,077
National Western Life Group, Inc. - Class A	510	143,310
Navient Corp.	35,164	578,448
NBT Bancorp, Inc.	1,180	51,236
Nelnet, Inc. - Class A	6,130	556,297
New York Community Bancorp, Inc.	77,921	670,121
Nicholas Financial, Inc.*	2,760	17,416
Nicolet Bankshares, Inc.*	697	55,614
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
NMI Holdings, Inc. - Class A*	11,417	$238,615
Northeast Bank	1,190	50,099
Northfield Bancorp, Inc.	5,760	90,605
Northrim BanCorp, Inc.	1,860	101,500
Northwest Bancshares, Inc.	20,841	291,357
Oak Valley Bancorp	1,810	40,997
OceanFirst Financial Corp.	9,221	195,946
Ocwen Financial Corp.*	1,080	33,026
OFG Bancorp	14,730	405,959
Old National Bancorp	43,926	789,789
Old Second Bancorp, Inc.	3,850	61,754
OneMain Holdings, Inc.	1,350	44,969
Oppenheimer Holdings, Inc. - Class A	2,050	86,777
Pacific Premier Bancorp, Inc.	15,980	504,329
Park National Corp.	325	45,744
Pathward Financial, Inc.	2,575	110,854
PCB Bancorp	1,150	20,344
Peapack-Gladstone Financial Corp.	3,435	127,851
PennyMac Financial Services, Inc.	4,200	237,972
Peoples Bancorp, Inc.	4,336	122,492
Peoples Financial Services Corp.	780	40,435
Pinnacle Financial Partners, Inc.	2,427	178,142
Piper Sandler Cos.	1,744	227,051
Popular, Inc.	9,970	661,210
PRA Group, Inc.*	1,425	48,137
Preferred Bank/Los Angeles CA	3,990	297,734
Premier Financial Corp.	3,094	83,445
Primerica, Inc.	590	83,674
Primis Financial Corp.	2,444	28,961
ProAssurance Corp.	5,135	89,708
Provident Financial Holdings, Inc.	1,180	16,249
Provident Financial Services, Inc.	20,160	430,618
QCR Holdings, Inc.	960	47,654
Radian Group, Inc.	4,520	86,196
RBB Bancorp	1,530	31,901
Regional Management Corp.	1,900	53,352
Reinsurance Group of America, Inc.	199	28,276
RenaissanceRe Holdings Ltd.	369	67,981
Renasant Corp.	11,233	422,248
Republic Bancorp, Inc. - Class A	1,290	52,787
Riverview Bancorp, Inc.	5,078	38,999
RLI Corp.	220	28,879
S&T Bancorp, Inc.	2,273	77,691
Safety Insurance Group, Inc.	1,660	139,872
Sandy Spring Bancorp, Inc.	4,031	142,012
Seacoast Banking Corp. of Florida	4,485	139,887
Security National Financial Corp. - Class A*	3,780	27,594
Selective Insurance Group, Inc.	4,494	398,213
ServisFirst Bancshares, Inc.	420	28,942
Shore Bancshares, Inc.	1,750	30,503
Sierra Bancorp	2,330	49,489
Simmons First National Corp. - Class A	17,587	379,527
SiriusPoint Ltd.*	20,410	120,419
SLM Corp.	2,230	37,018
SmartFinancial, Inc.	1,270	34,925

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
South Plains Financial, Inc.	1,310	$36,064
Southern First Bancshares, Inc.*	730	33,398
Southern Missouri Bancorp, Inc.	340	15,582
Southside Bancshares, Inc.	2,866	103,147
SouthState Corp.	5,043	385,083
Stellar Bancorp, Inc.	3,689	108,678
Stewart Information Services Corp.	2,340	99,988
Stifel Financial Corp.	4,350	253,909
Stock Yards Bancorp, Inc.	1,700	110,466
StoneX Group, Inc.*	2,991	285,042
Summit Financial Group, Inc.	2,091	52,045
Synovus Financial Corp.	1,775	66,651
Territorial Bancorp, Inc.	1,480	35,535
Texas Capital Bancshares, Inc.*	8,932	538,689
Timberland Bancorp, Inc.	1,578	53,857
Tiptree, Inc.	10,430	144,351
Tompkins Financial Corp.	769	59,659
Towne Bank/Portsmouth VA	2,010	61,988
TriCo Bancshares	2,653	135,276
TrustCo Bank Corp. NY	4,130	155,247
Trustmark Corp.	10,157	354,581
Umpqua Holdings Corp.	15,880	283,458
United Bankshares, Inc.	10,232	414,294
United Community Banks, Inc.	12,012	406,006
United Fire Group, Inc.	5,920	161,971
Unity Bancorp, Inc.	1,193	32,605
Universal Insurance Holdings, Inc.	3,740	39,607
Univest Financial Corp.	5,540	144,760
Unum Group	19,969	819,328
USCB Financial Holdings, Inc.*	1,120	13,664
Valley National Bancorp	35,023	396,110
Veritex Holdings, Inc.	3,800	106,704
Walker & Dunlop, Inc.	1,974	154,920
Washington Federal, Inc.	19,450	652,547
Waterstone Financial, Inc.	1,894	32,653
Webster Financial Corp.	10,796	511,083
WesBanco, Inc.	11,601	429,005
Western New England Bancorp, Inc.	9,460	89,492
White Mountains Insurance Group Ltd.	235	332,368
Wintrust Financial Corp.	3,805	321,599
WSFS Financial Corp.	6,921	313,798
		46,172,326
INDUSTRIAL — 15.9%
AAON, Inc.	910	68,541
AAR Corp.*	8,900	399,610
Acuity Brands, Inc.	820	135,800
Aerojet Rocketdyne Holdings, Inc.*	1,170	65,438
Air Transport Services Group, Inc.*	5,460	141,851
Alamo Group, Inc.	640	90,624
Altra Industrial Motion Corp.	3,380	201,955
American Woodmark Corp.*	1,310	64,007
Apogee Enterprises, Inc.	2,560	113,818
Applied Industrial Technologies, Inc.	910	114,687
ArcBest Corp.	7,670	537,207
Arcosa, Inc.	4,069	221,109
Ardmore Shipping Corp.*	5,140	74,067
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Astec Industries, Inc.	1,707	$69,407
Atkore, Inc.*	1,845	209,260
Atlas Air Worldwide Holdings, Inc.*	8,775	884,520
Avnet, Inc.	8,956	372,390
AZEK Co., Inc.*	3,510	71,323
AZZ, Inc.	1,200	48,240
Barnes Group, Inc.	8,180	334,153
Bel Fuse, Inc. - Class B	1,950	64,194
Benchmark Electronics, Inc.	10,280	274,373
Boise Cascade Co.	7,275	499,574
Brady Corp. - Class A	2,395	112,804
Cactus, Inc. - Class A	1,045	52,522
CECO Environmental Corp.*	5,800	67,744
CIRCOR International, Inc.*	1,710	40,972
Columbus McKinnon Corp.	4,160	135,075
Comfort Systems USA, Inc.	1,899	218,537
Comtech Telecommunications Corp.	5,380	65,313
Concrete Pumping Holdings, Inc.*	2,760	16,146
Core Molding Technologies, Inc.*	1,409	18,303
Costamare, Inc.	17,157	159,217
Covenant Logistics Group, Inc.	4,572	158,054
CTS Corp.	790	31,142
Curtiss-Wright Corp.	275	45,922
DHT Holdings, Inc.	36,180	321,278
Dorian LPG Ltd.	6,631	125,657
Ducommun, Inc.*	2,007	100,270
DXP Enterprises, Inc.*	2,090	57,580
Dycom Industries, Inc.*	2,500	234,000
Eagle Bulk Shipping, Inc.	2,970	148,322
Eagle Materials, Inc.	430	57,126
Eastern Co.	700	13,496
EMCOR Group, Inc.	1,320	195,505
Encore Wire Corp.	5,520	759,331
Enerpac Tool Group Corp.	2,510	63,879
EnerSys	1,320	97,469
Enovis Corp.*	5,233	280,070
EnPro Industries, Inc.	4,765	517,908
Esab Corp.	7,113	333,742
ESCO Technologies, Inc.	3,051	267,085
Federal Signal Corp.	6,048	281,051
Fluor Corp.*	7,304	253,157
Frontline Ltd./Bermuda[1]	14,410	174,937
GATX Corp.	8,215	873,583
Genco Shipping & Trading Ltd.	5,495	84,403
Gibraltar Industries, Inc.*	4,979	228,437
GoPro, Inc. - Class A*	8,120	40,438
Granite Construction, Inc.	6,063	212,629
Great Lakes Dredge & Dock Corp.*	6,060	36,057
Greenbrier Cos., Inc.	8,215	275,449
Greif, Inc. - Class A	5,210	349,383
Griffon Corp.	8,080	289,183
Harsco Corp.*	4,690	29,500
Heartland Express, Inc.	2,240	34,362
Heritage-Crystal Clean, Inc.*	2,120	68,858
Hexcel Corp.	990	58,261
Hillenbrand, Inc.	3,357	143,243

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Hub Group, Inc. - Class A*	8,650	$687,588
Hurco Cos., Inc.	1,032	26,966
Ichor Holdings Ltd.*	1,130	30,307
International Seaways, Inc.	6,924	256,326
Kadant, Inc.	190	33,750
Kennametal, Inc.	2,850	68,571
Kimball Electronics, Inc.*	6,580	148,642
Kirby Corp.*	2,510	161,518
Knowles Corp.*	14,725	241,784
Limbach Holdings, Inc.*	1,510	15,719
Louisiana-Pacific Corp.	1,670	98,864
LSB Industries, Inc.*	3,550	47,215
LSI Industries, Inc.	5,950	72,828
Marten Transport Ltd.	21,605	427,347
MasTec, Inc.*	1,810	154,447
Materion Corp.	4,660	407,797
Matson, Inc.	2,600	162,526
Matthews International Corp. - Class A	4,500	136,980
Modine Manufacturing Co.*	15,312	304,096
Moog, Inc. - Class A	2,145	188,245
Mueller Industries, Inc.	4,560	269,040
Myers Industries, Inc.	3,290	73,137
MYR Group, Inc.*	3,523	324,363
NL Industries, Inc.	5,450	37,115
Nordic American Tankers Ltd.	11,470	35,098
Northwest Pipe Co.*	1,917	64,603
nVent Electric PLC	4,145	159,458
O-I Glass, Inc.*	5,950	98,591
Olympic Steel, Inc.	1,359	45,635
Orion Group Holdings, Inc.*	7,850	18,683
Overseas Shipholding Group, Inc. - Class A*	9,400	27,166
Pactiv Evergreen, Inc.	3,860	43,850
PAM Transportation Services, Inc.*	2,074	53,717
Plexus Corp.*	3,930	404,515
Powell Industries, Inc.	1,850	65,083
Primoris Services Corp.	4,580	100,485
Proto Labs, Inc.*	700	17,871
RBC Bearings, Inc.*	500	104,675
Regal Rexnord Corp.	4,886	586,222
Ryder System, Inc.	2,953	246,782
Ryerson Holding Corp.	6,170	186,704
Sanmina Corp.*	17,971	1,029,559
Schneider National, Inc. - Class B	5,700	133,380
Scorpio Tankers, Inc.	10,156	546,088
SFL Corp. Ltd.	3,130	28,859
Sight Sciences, Inc.*	1,460	17,827
SPX Technologies, Inc.*	3,125	205,156
Standex International Corp.	910	93,193
Sterling Infrastructure, Inc.*	1,640	53,792
Summit Materials, Inc. - Class A*	20,238	574,565
TD SYNNEX Corp.	1,500	142,065
Teekay Corp.*	14,220	64,559
Teekay Tankers Ltd. - Class A*	4,529	139,538
Terex Corp.	3,835	163,831
Thermon Group Holdings, Inc.*	3,370	67,670
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Timken Co.	2,555	$180,562
TimkenSteel Corp.*	11,432	207,719
Tredegar Corp.	5,250	53,655
TriMas Corp.	6,050	167,827
Trinity Industries, Inc.	14,845	438,967
TTM Technologies, Inc.*	30,374	458,040
Tutor Perini Corp.*	6,270	47,339
UFP Industries, Inc.	6,420	508,785
Universal Logistics Holdings, Inc.	1,120	37,453
Vishay Intertechnology, Inc.	26,059	562,093
Vishay Precision Group, Inc.*	2,880	111,312
Watts Water Technologies, Inc. - Class A	580	84,813
Werner Enterprises, Inc.	10,110	407,029
Willis Lease Finance Corp.*	2,690	158,737
Worthington Industries, Inc.	3,010	149,627
		26,651,897
TECHNOLOGY — 3.6%
1Life Healthcare, Inc.*	12,495	208,791
Adeia, Inc.	7,179	68,057
Allscripts Healthcare Solutions, Inc.*	20,109	354,723
Alpha & Omega Semiconductor Ltd.*	5,135	146,707
Amkor Technology, Inc.	43,629	1,046,223
Amtech Systems, Inc.*	1,500	11,400
Avid Technology, Inc.*	1,360	36,162
Axcelis Technologies, Inc.*	724	57,457
Bandwidth, Inc. - Class A*	2,020	46,359
C3.ai, Inc. - Class A*	1,470	16,449
CACI International, Inc. - Class A*	1,479	444,573
Cardlytics, Inc.*	5,020	29,016
Cohu, Inc.*	4,382	140,443
Computer Programs and Systems, Inc.*	890	24,226
Concentrix Corp.	1,195	159,126
Conduent, Inc.*	11,320	45,846
Digi International, Inc.*	5,865	214,366
Diodes, Inc.*	1,737	132,255
Donnelley Financial Solutions, Inc.*	1,500	57,975
Ebix, Inc.	1,610	32,136
ExlService Holdings, Inc.*	410	69,466
Health Catalyst, Inc.*	3,430	36,461
Insight Enterprises, Inc.*	7,025	704,397
KBR, Inc.	1,706	90,077
Kulicke & Soffa Industries, Inc.	3,338	147,740
Maximus, Inc.	480	35,198
NetScout Systems, Inc.*	9,655	313,884
NextGen Healthcare, Inc.*	1,980	37,184
Onto Innovation, Inc.*	2,279	155,177
Parsons Corp.*	3,940	182,225
Photronics, Inc.*	13,193	222,038
Rambus, Inc.*	5,975	214,024
Rapid7, Inc.*	1,560	53,009
Richardson Electronics Ltd./United States	3,170	67,616
Sharecare, Inc.*	10,540	16,864
Super Micro Computer, Inc.*	4,080	334,968
Ultra Clean Holdings, Inc.*	3,090	102,434

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Xerox Holdings Corp.	3,090	$45,114
		6,100,166
UTILITIES — 0.6%
American States Water Co.	1,530	141,601
Artesian Resources Corp. - Class A	679	39,776
Avista Corp.	3,790	168,049
Black Hills Corp.	640	45,018
California Water Service Group	602	36,505
Chesapeake Utilities Corp.	259	30,609
National Fuel Gas Co.	497	31,460
New Jersey Resources Corp.	1,912	94,873
ONE Gas, Inc.	1,500	113,580
Ormat Technologies, Inc.	1,871	161,804
Otter Tail Corp.	1,001	58,769
PNM Resources, Inc.	686	33,470
		955,514
TOTAL COMMON STOCKS
(Cost $110,912,149)		153,567,232
EXCHANGE-TRADED FUNDS — 1.8%
Direxion Daily Homebuilders & Supplies Bull 3x Shares - ETF*	6,815	208,948
Direxion Daily Small Cap Bull 3X Shares - ETF	15,476	490,589
iShares Russell 2000 Value ETF	5,415	750,898
ProShares UltraPro Russell2000 - ETF	8,050	301,875
SPDR S&P Metals & Mining ETF	640	31,878
SPDR S&P Regional Banking ETF[1]	15,313	899,486
VanEck Oil Services ETF	1,060	322,293
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,475,418)		3,005,967
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	9,387
WESCO International, Inc. 10.63%[3,4,5]	5,008	131,310
		140,697
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	42,610
TOTAL PREFERRED STOCKS
(Cost $188,490)		183,307
MONEY MARKET INVESTMENTS — 6.9%
Federated Treasury Obligations Fund-Class Institutional, 4.08%[4,6]	500,000	500,000
Invesco Government & Agency Portfolio, 4.26%[4,7]	2,284,965	2,284,965
	Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
UMB Money Market Fiduciary, 0.01%[4]	8,719,170	$8,719,170
TOTAL MONEY MARKET INVESTMENTS
(Cost $11,504,135)		11,504,135
TOTAL INVESTMENTS — 100.5%
(Cost $125,080,192)		168,260,641
Liabilities less other assets — (0.5)%		(914,135)
TOTAL NET ASSETS — 100.0%		$167,346,506

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $2,236,512 at December 31, 2022.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at December 31, 2022.
[5]Perpetual security; maturity date is not applicable.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at December 31, 2022.
[7]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $2,284,965 at December 31, 2022.